INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INTANGIBLE ASSETS
INTANGIBLE ASSETS

Note 6—INTANGIBLE ASSETS

        Intangible assets are summarized as follows (in thousands):

	September 30, 2011	December 31, 2010	Estimated Useful Life
Core Technology
Gross amount	$2,900	$2,900	9 years
Accumulated amortization	(1,450)	(1,208)

Net	1,450	1,692

Developed Technology
Gross amount	11,700	11,700	7 years
Accumulated amortization	(7,521)	(6,268)

Net	4,179	5,432

Trademarks and trade names
Gross amount	500	500	7 years
Accumulated amortization	(310)	(253)

Net	190	247

DepoDur Rights
Gross amount	2,058	2,058	Remaining patent life
Accumulated amortization	(673)	(517)	ending November 2018

Net	1,385	1,541

Intangible assets, net	$7,204	$8,912

        Amortization expense for intangibles was $1.7 million for each of the nine months ended September 30, 2011 and 2010. Amortization expenses associated with the Company's commercial products and developed technology are included in cost of revenues. Amortization expenses associated with the Company's products in development are included in research and development expenses.

        The approximate amortization expense for intangibles, all of which are subject to amortization, is as follows (in thousands):

	Core Technology	Developed Technology	Trademarks and Tradenames	DepoDur Rights	Total
2011 (remaining three months)	$81	$418	$18	$49	$566
2012	322	1,671	76	196	2,265
2013	322	1,671	76	196	2,265
2014	322	419	20	196	957
2015	322	—	—	196	518
Thereafter	81	—	—	552	633

Total	$1,450	$4,179	$190	$1,385	$7,204

8.    INTANGIBLE ASSETS

        Intangible assets consist of core technology, developed technology, DepoDur rights, and trademarks and trade names acquired in the acquisition of SkyePharma, Inc. (see Note 4). Intangible assets are recorded at cost, net of accumulated amortization. Amortization of intangible assets is provided over their estimated useful lives on a straight-line basis.

        Intangible assets are summarized as follows:

	December 31,
			Estimated Useful Life
	2010	2011
	(in thousands)
Core Technology
Gross amount	$2,900	$2,900	9 years
Accumulated amortization	(1,208)	(886)

Net	1,692	2,014

Developed Technology
Gross amount	11,700	11,700	7 years
Accumulated amortization	(6,268)	(4,596)

Net	5,432	7,104

Trademarks and trade names
Gross amount	500	500	7 years
Accumulated amortization	(253)	(176)

Net	247	324

DepoDur Rights
Gross amount	2,058	2,058	Remaining patent life
Accumulated amortization	(517)	(322)	ending November

Net	1,541	1,736	2018

Intangible assets, net	$8,912	$11,178

        Annual amortization expense for intangibles was $2.3 million, $2.2 million and $2.2 million for the years ended December 31, 2010, 2009 and 2008, respectively. Amortization expenses associated with the Company's commercial products and developed technology are included in cost of revenue. Amortization expenses associated with the Company's products in development are included in research and development expenses.

        The approximate amortization expense for intangibles subject to amortization is as follows (in thousands):

	Core Technology	Developed Technology	Trademarks and Trade	DepoDur Rights	Total
2011	$322	$1,671	$76	$196	$2,265
2012	322	1,671	76	196	2,265
2013	322	1,671	76	196	2,265
2014	322	419	19	196	956
2015	322	—	—	196	518
Thereafter	82	—	—	561	643

Total	$1,692	$5,432	$247	$1,541	$8,912

        Intangibles are evaluated for potential impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recorded to the extent the asset's carrying value is in excess of the fair value of the asset. When fair values are not readily available, the Company estimates fair values using expected discounted future cash flows. During 2008, the Company recorded an impairment loss of $125,000, primarily related to the Company's DepoDur trademark. The DepoDur trademark was determined to be impaired because the Company's revised estimates of future sales were significantly lower than its prior estimates. Such impairment losses are reflected in costs of revenue in the Company's consolidated statements of operations. No impairment loss was recorded in 2010 and 2009.